PENSION AND OTHER SAVING PLANS (Tables) (Pension Benefits [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of benefit obligations and amounts recognized in financial statements
The following table provides a reconciliation of the changes in the benefit obligations of the plans and the fair value of assets of the qualified plans and the amounts recognized in the Company’s financial statements for both the defined benefit pension and SERP plans:

	Defined Benefit Pension December 31,		SERP December 31,
	2013	2012	2013	2012
	(In thousands)
Change in benefit obligation:
Net benefit obligation at beginning of year	$172,289	$100,582	$4,241	$4,511
Liability acquired	—	57,307	—	—
Service cost	2,346	2,139	—	—
Interest cost	6,209	6,330	152	172
Actuarial loss (gain)	(18,972)	13,121	(359)	(48)
Benefits and expenses paid	(6,797)	(7,190)	(394)	(394)
Net benefit obligation at end of year	155,075	172,289	3,640	4,241
Change in plan assets:
Fair value of plan assets at the beginning of year	121,887	75,710	—	—
Assets acquired	—	41,704	—	—
Actual return on plan assets	18,414	11,502	—	—
Employer contributions	645	161	394	394
Benefits and expenses paid	(6,797)	(7,190)	(394)	(394)
Fair value of plan assets at end of year	134,149	121,887	—	—
Unfunded status at end of year	$(20,926)	$(50,402)	$(3,640)	$(4,241)
Amounts recognized in the accompanying balance sheet consist of:
Current liability	$—	$—	$(390)	$(390)
Noncurrent liability	(20,926)	(50,401)	(3,250)	(3,850)
Accumulated other comprehensive loss	11,045	43,037	1,209	1,679
Net amount recognized at end of year	$(9,881)	$(7,364)	$(2,431)	$(2,561)
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss	$11,045	$43,037	$1,209	$1,679
	$11,045	$43,037	$1,209	$1,679

Schedule of amounts in Accumulated Other Comprehensive Income (Loss) to be recognized over next fiscal year	The following amounts will be amortized from accumulated other comprehensive loss into net periodic benefit cost in 2014 (in millions):

	Pension	SERP
Net actuarial loss	$0.8	$0.1

Components of net periodic benefit cost
The Company incurred net periodic benefit costs of providing these pension benefits as follows:

	Three Months Ended March 31,
	2014	2013
	(In thousands)
Components of net periodic benefit cost:
Service cost	$500	$534
Interest cost	1,747	1,625
Expected return on plan assets	(2,154)	(2,060)
Amortization of deferred items	359	741
Total net periodic pension cost	$452	$840

The components of net periodic benefit cost are as follows:

	Defined Benefit Pension Years Ended December 31,			SERP Years Ended December 31,
	2013	2012	2011	2013	2012	2011
	(In thousands)
Components of net periodic benefit cost:
Service cost	$2,346	$2,139	$784	$—	$—	$—
Interest cost	6,209	6,330	4,568	152	172	215
Expected return on plan assets	(8,770)	(8,241)	(5,218)	—	—	—
Amortization of:
Prior service cost	—	—	—	—	—	5
Actuarial loss	3,377	2,867	1,578	112	95	64
Total net periodic pension cost	$3,162	$3,095	$1,712	$264	$267	$284

Schedule of weighted-average assumptions used
The following table provides the assumptions used to determine net periodic benefit cost:

	Defined Benefit Pension Years Ended December 31,			SERP Years Ended December 31,
	2013	2012	2011	2013	2012	2011
Discount rate	3.35% - 3.75%	4.05% - 4.25%	5.15% - 5.40%	3.75%	4.25%	5.40%
Expected return on plan assets	7.40%	7.40%	7.40%	N/A	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	N/A	N/A	N/A
Measurement date	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2012	December 31, 2011	December 31, 2010
The weighted-average assumptions used to determine the benefit obligations as of the end of each year were as follows:

	Defined Benefit Pension December 31,		SERP December 31,
	2013	2012	2013	2012
Discount rate	4.25% - 4.65%	3.35% - 3.75%	4.65%	3.75%
Measurement date	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

Schedule of allocation of plan assets
The weighted-average target asset allocation of the Company’s pension trusts were as follows at December 31, 2013:

Target Allocation
Asset category
Cash and equivalents	0% - 10%
Equity securities funds	20% - 60%
Debt securities funds	40% - 80%
Other	0% - 10%
The fair value of the Company’s pension plan assets by asset category is as follows:

	December 31, 2013
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	Level 1	Level 2	Level 3
	(In thousands)
Pooled separate accounts:
Large-cap	$48,983	$—	$48,983	$—
International blend	18,191	—	18,191	—
Fixed income domestic	40,944	—	40,944	—
Fixed income long term	17,797	—	17,797	—
Stable Value	5,267	—	5,267	—
Registered investment companies – growth fund	—	—	—	—
Limited partnerships and limited liability companies	250	—	—	250
Westmoreland Coal common stock	2,255	2,255	—	—
Cash and cash equivalents	462	462	—	—
	$134,149	$2,717	$131,182	$250

	December 31, 2012
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	Level 1	Level 2	Level 3
	(In thousands)
Pooled separate accounts:
Large-cap	$50,589	$—	$50,589	$—
International blend	10,294	—	10,294	—
Fixed income domestic	42,744	—	42,744	—
Stable value	3,850	—	3,850	—
Registered investment companies – growth fund	10,295	10,295	—	—
Limited partnerships and limited liability companies	614	—	—	614
Westmoreland Coal common stock	3,500	3,500	—	—
Cash and cash equivalents	1	1	—	—
	$121,887	$13,796	$107,477	$614

Schedule of changes in fair value of plan assets
A summary of changes in the fair value of the Plan’s Level 3 assets is shown below:

	Limited partnerships and limited liability companies
	Year Ended December 31,
	2013	2012
	(In thousands)
Beginning balance	$614	$1,050
Unrealized gain	5	96
Settlements, net	(369)	(532)
Ending balance	$250	$614

Schedule of expected benefit payments	The following benefit payments are expected to be paid from its pension plan assets:

Pension Benefits
(In thousands)
2014	$7,324
2015	7,772
2016	8,238
2017	9,066
2018	9,321
Years 2019 - 2023	50,340

Schedule of multiemployer plans
The following table shows required information for each employer contributing to the Central Pension Fund:

	WECO	WRI	WSC
Employer plan number	9313	9243	4990
Minimum contributions per hour worked	$5.75	$5.70	$2.95 - $3.20
Expiration date of collective bargaining agreements	2/28/2019	5/31/2015	4/1/2016
Employer contributions (in millions):
2013	$3.4	$0.9	$0.1
2012	3.2	0.5	0.1
2011	3.2	0.9	0.1